Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (71,999)	$ (12,359)	$ 2,596
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,709)	2,207	(1,575)
Other comprehensive (loss) income, net of tax of nil	(1,709)	2,207	(1,575)
Comprehensive income (loss)	(73,708)	(10,152)	1,021
Less: comprehensive (loss) income attributable to noncontrolling interest	(308)	298	(730)
Comprehensive income (loss) attributable to Borqs Technologies, Inc.	$ (73,400)	$ (10,450)	$ 1,751